Fair value measurements - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Amount of discount or liquidity adjustment to the exchange price of a listed equity security traded in inactive markets
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables	(105,000)	(48,000)
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of short-term borrowings and long-term borrowings more (less) than the principal balance of such short-term borrowings and long-term borrowings	¥ (473)	¥ (444)
American Century Companies, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Percentage of economic interest	39.74%	39.57%
Government, agency and municipal securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Concentrations of credit risk, percentage	17.00%	15.00%